UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/12

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Municipal Money Market Fund
August 31, 2012 (Unaudited)
		Coupon	Maturity	Principal
Short-Term Investments--99.5%		Rate (%)	Date	Amount ($)		Value ($)

Allegheny County Industrial	Development Authority, Revenue
	(The Bradley Center) (LOC; PNC
	Bank NA)	0.28	9/7/12	740,000	a,b	740,000

Beaver County Industrial	Development Authority, PCR,
	Refunding (Pennsylvania
	Electric Company Project)
	(LOC; Bank of Nova Scotia)	0.18	9/7/12	3,300,000	a	3,300,000

Berks County Industrial	Development Authority,
	Manufacturing Facilities
	Revenue (The Bachman Company
	Project) (LOC; PNC Bank NA)	0.25	9/7/12	200,000	a,b	200,000

Berks County Industrial	Development Authority, Revenue
	(KTB Real Estate Partnership
	Project) (LOC; M&T Trust)	0.47	9/7/12	1,200,000	a,b	1,200,000

Blair County Industrial	Development Authority, Revenue
	(News Printing Company, Inc.
	Project) (LOC; PNC Bank NA)	0.27	9/7/12	2,975,000	a,b	2,975,000

Bradford County Industrial	Development Authority, Revenue
	(State Aggregates Inc.
	Project) (LOC; M&T Trust)	0.37	9/7/12	1,140,000	a,b	1,140,000
Bucks County Industrial
	Development Authority, IDR
	(Dunmore Corporation Project)
	(LOC; Wells Fargo Bank)	0.37	9/1/12	270,000	a,b	270,000

Butler County Industrial	Development Authority, IDR,
	Refunding (Wetterau Finance
	Company Project) (LOC; U.S.
	Bank NA)	0.22	9/7/12	1,940,000	a,b	1,940,000

Conestoga Valley School District,	GO Notes	1.50	1/15/13	2,775,000		2,787,302

Delaware County Industrial	Development Authority, Revenue
	(Astra Foods, Inc. Project)
	(LOC; Wells Fargo Bank)	0.37	9/7/12	1,370,000	a,b	1,370,000

Deutsche Bank Spears/Lifers Trust	(Series DBE-495) (Philadelphia,
	Airport Revenue) (Liquidity
	Facility; Deutsche Bank AG and
	LOC; Deutsche Bank AG)	0.26	9/7/12	5,680,000 a,c,d		5,680,000

Deutsche Bank Spears/Lifers Trust	(Series DBE-1096)
	(Pennsylvania Turnpike
	Commission, Turnpike
	Subordinate Revenue)
	(Liquidity Facility; Deutsche
	Bank AG and LOC; Deutsche Bank
	AG)	0.24	9/7/12	6,340,000 a,c,d		6,340,000

Erie County Hospital Authority,	Health Facilities Revenue
	(Saint Mary's Home of Erie
	Project) (LOC; Bank of America)	0.32	9/7/12	2,100,000	a	2,100,000

Erie County Hospital Authority,	Health Facilities Revenue
	(Saint Mary's Home of Erie
	Project) (LOC; Bank of America)	0.32	9/7/12	6,000,000	a	6,000,000

Erie County Hospital Authority,	Revenue (Mercy Terrace
	Apartments Project) (LOC; PNC
	Bank NA)	0.31	9/7/12	460,000	a	460,000

Great Valley School District,	GO Notes	1.50	2/15/13	220,000		221,096

Jackson Township Industrial	Development Authority, IDR
	(Everlast Roofing Inc.
	Project) (LOC; M&T Trust)	0.37	9/7/12	3,055,000	a,b	3,055,000

Lancaster,	GO Notes	3.00	5/1/13	360,000		365,832

Lancaster County,	GO Notes	2.25	11/1/12	100,000		100,264

Lancaster Industrial Development	Authority, Revenue (Henry
	Molded Products Project) (LOC;
	M&T Trust)	0.47	9/7/12	1,430,000	a,b	1,430,000

Lancaster School District,	GO Notes	1.50	2/15/13	510,000		512,770

Lehigh County,	GO Notes	5.00	11/15/12	175,000		176,604

Lower Dauphin School District,	GO Notes	1.50	2/15/13	915,000		919,890

Lower Merion School District,	GO Notes (Capital Project)
	(LOC; State Street Bank and
	Trust Co.)	0.15	9/7/12	12,680,000	a	12,680,000

Luzerne County Industrial	Development Authority, IDR
	(PennSummit Tubular LLC
	Project) (LOC; Wells Fargo
	Bank)	0.32	9/7/12	1,000,000	a,b	1,000,000

Luzerne County Industrial	Development Authority, Revenue
	(Cornell Iron Works Project)
	(LOC; Bank of America)	0.37	9/7/12	1,000,000	a,b	1,000,000

Mars Area School District,	GO Notes	1.00	3/1/13	2,275,000		2,275,000

Montgomery County Industrial	Development Authority, Revenue
	(Fountain of Life Christian
	Academy Project) (LOC;
	JPMorgan Chase Bank)	0.28	9/7/12	3,220,000	a,b	3,220,000

Montgomery County Industrial	Development Authority, Revenue
	(Recigno Laboratories, Inc.
	Project) (LOC; Wells Fargo
	Bank)	0.37	9/7/12	1,755,000	a,b	1,755,000

Moon Industrial Development	Authority, First Mortgage
	Revenue (Providence Point
	Project) (LOC; Bank of
	Scotland)	0.20	9/7/12	5,230,000	a	5,230,000

Muhlenberg School District,	GO Notes	1.50	9/1/12	2,030,000		2,030,195

North Penn Water Authority,	Water Revenue (LOC; U.S. Bank
	NA)	0.18	9/7/12	5,000,000	a	5,000,000

Northampton County Industrial	Development Authority, Revenue
	(Moravian Academy) (LOC; Wells
	Fargo Bank)	0.31	9/7/12	575,000	a	575,000

Northumberland County Industrial	Development Authority, Revenue
	(Drug Plastics and Glass
	Company Project) (LOC; Wells
	Fargo Bank)	0.37	9/7/12	1,070,000	a,b	1,070,000

Owen J. Roberts School District,	GO Notes	1.50	8/15/13	890,000		900,152

Pennsylvania,	GO Notes, Refunding	5.00	10/1/12	125,000		125,467

Pennsylvania Economic Development	Financing Authority, EDR
	(Delweld Industries Project)
	(LOC; PNC Bank NA)	0.23	9/7/12	500,000	a,b	500,000
Pennsylvania Economic Development
	Financing Authority, EDR
	(Ganflec Corporation Project)
	(LOC; PNC Bank NA)	0.27	9/7/12	1,100,000	a,b	1,100,000

Pennsylvania Economic Development	Financing Authority, EDR (Gish
	Logging, Inc. Project) (LOC;
	PNC Bank NA)	0.34	9/7/12	450,000	a,b	450,000

Pennsylvania Economic Development	Financing Authority, EDR (L.
	Michael and Janet Arnold
	Project) (LOC; PNC Bank NA)	0.34	9/7/12	200,000	a,b	200,000

Pennsylvania Economic Development	Financing Authority, EDR (Paul
	Klinge A/S Project) (LOC; PNC
	Bank NA)	0.34	9/7/12	575,000	a,b	575,000

Pennsylvania Economic Development	Financing Authority, EDR
	(Pittsburgh Flexicore Company,
	Inc. Project) (LOC; PNC Bank
	NA)	0.23	9/7/12	1,225,000	a,b	1,225,000

Pennsylvania Economic Development	Financing Authority, EDR
	(Plastikos Realty Project)
	(LOC; PNC Bank NA)	0.34	9/7/12	100,000	a,b	100,000

Pennsylvania Economic Development	Financing Authority, EDR (PMF
	Industries, Inc. Project)
	(LOC; PNC Bank NA)	0.34	9/7/12	175,000	a,b	175,000

Pennsylvania Economic Development	Financing Authority, EDR (Siem
	Tool Company/PRJP Partnership
	Project) (LOC; PNC Bank NA)	0.27	9/7/12	1,000,000	a,b	1,000,000

Pennsylvania Economic Development	Financing Authority, EDR (The
	Murus Company Project) (LOC;
	PNC Bank NA)	0.34	9/7/12	250,000	a,b	250,000

Pennsylvania Economic Development	Financing Authority, Recovery
	Zone Facility Revenue (Hawley
	Silk Mill, LLC Project) (LOC;
	PNC Bank NA)	0.28	9/7/12	1,000,000	a,b	1,000,000

Pennsylvania Economic Development	Financing Authority, Revenue
	(Northwestern Human Services -
	Allegheny Valley School, LLC
	Issue) (LOC; TD Bank)	0.19	9/1/12	1,560,000	a	1,560,000

Pennsylvania Higher Educational	Facilities Authority, Revenue
	(Association of Independent
	Colleges and Universities of
	Pennsylvania Financing Program
	- University of Scranton)
	(LOC; JPMorgan Chase Bank)	0.22	9/7/12	1,070,000	a	1,070,000

Pennsylvania Higher Educational	Facilities Authority, Revenue
	(Foundation for Indiana
	University of Pennsylvania
	Student Housing Project at
	Indiana University of
	Pennsylvania) (LOC; FHLB)	0.17	9/7/12	10,880,000	a	10,880,000

Pennsylvania Intergovernmental	Cooperation Authority, Special
	Tax Revenue, Refunding (City
	of Philadelphia Funding
	Program)	5.00	6/15/13	400,000		414,423

Philadelphia,	Gas Works Revenue	6.00	3/15/13	1,000,000		1,030,812

Philadelphia,	Gas Works Revenue, Refunding
	(LOC; Scotiabank)	0.15	9/7/12	9,000,000	a	9,000,000

Philadelphia Authority for	Industrial Development,
	Educational Facilities Revenue

	(Chestnut Hill College
	Project) (LOC; Wells Fargo
	Bank)	0.27	9/7/12	5,500,000	a	5,500,000

Philadelphia Authority for	Industrial Development, IDR (I
	Rice Associates LP Project)
	(LOC; Wells Fargo Bank)	0.37	9/7/12	265,000	a,b	265,000

Philadelphia Authority for	Industrial Development,
	Revenue (Henry H. Ottens
	Manufacturing Company Project)
	(LOC; Wells Fargo Bank)	0.37	9/7/12	400,000	a,b	400,000

Philadelphia Hospitals and Higher	Education Facilities
	Authority, HR (The Children's
	Hospital of Philadelphia
	Project) (Liquidity Facility;
	JPMorgan Chase Bank)	0.18	9/1/12	1,500,000	a	1,500,000

Schuylkill County Industrial	Development Authority, IDR (M
	& Q Packing Corporation
	Project) (LOC; PNC Bank NA)	0.34	9/7/12	385,000	a,b	385,000
Souderton Area School District,
	GO Notes	3.00	9/1/13	400,000		409,660

Telford Industrial Development	Authority, IDR (Ridgetop
	Associates Project) (LOC; Bank
	of America)	0.47	9/7/12	4,060,000	a,b	4,060,000

York County Industrial Development	Authority, Revenue (495
	Leasing Project) (LOC; Wells
	Fargo Bank)	0.37	9/7/12	300,000	a,b	300,000

York County Industrial Development	Authority, Revenue (Riach
	Family Limited Partnership
	Project) (LOC; M&T Trust)	0.42	9/7/12	1,350,000	a,b	1,350,000

York County Industrial Development	Authority, Revenue (York Sheet
	Metal, Inc. Project) (LOC; M&T
	Trust)	0.39	9/7/12	1,320,000	a,b	1,320,000

Total Investments (cost $126,164,467)				99.5%		126,164,467
Cash and Receivables (Net)				.5%		593,463
Net Assets				100.0%		126,757,930

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At August 31, 2012, the fund had $37,020,000 or 29.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities amounted to $12,020,000 or 9.5% of net assets.
d	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2012 , the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	126,164,467
Level 3 - Significant Unobservable Inputs	-
Total	126,164,467

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 22, 2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)